Accrued Expenses and Other Current Liabilities	6 Months Ended
Mar. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 9 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of March 31, 2023 and September 30, 2022:

	March 31, 2023	September 30, 2022
Accrued payroll and other welfare	1,522,934	1,441,625
Other accrued expenses	276,860	329,620
Total	1,799,794	1,771,245